Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Shares $0.01 par value per share
Amount Registered | shares	21,000,000
Proposed Maximum Offering Price per Unit | $ / shares	13.28	[1]
Maximum Aggregate Offering Price	$ 278,880,000	[1],[2]
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,513.33
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on February 19, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.

[1]	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on February 19, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
[2]	On November 18, 2021, the Registrant filed a Registration Statement (File No. 333-261173) to register an unspecified number of common shares and preferred shares to be offered on an immediate, continuous or delayed basis (the "2021 Registration Statement"). The 2021 Registration Statement went automatically effective on November 18, 2021, and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of all registration fees. On December 17, 2021, the Registrant filed a prospectus supplement pursuant to Rule 424(b)(5) and registered Common Shares, $0.01 par value per share, with a proposed maximum aggregate offering price of $100,000,000, with respect to which the Registrant paid filing fees of $9,270. As of the time of this filing, Common Shares with a maximum aggregate offering price of $100,000,000 remain unsold from the 2021 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a filing fee credit of $9,270, the amount of the prior filing fee attributable to the unsold Common Shares under the 2021 Registration Statement, remains available to offset future registration fees, which the Registrant has claimed in connection with this filing. In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the 2021 Registration Statement has terminated.